INCOME TAXES (Schedule of Net Operating Losses Expiring in Various Years) (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 7,976,944
Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	947,032
China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	260,033
2025 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2025 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2025 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	38,535
2027 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2027 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2027 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	48,331
2028 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2028 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2028 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	87,248
2029 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2029 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2029 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	85,919
2037 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2037 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	44,849
2037 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2038 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2038 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	22,571
2038 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2039 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2039 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	115,876
2039 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2040 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2040 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2040 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2041 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,976,944
2041 [Member] | Bolivia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	763,736
2041 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses